Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2018 and 2017 consist of the following:

	2018	2017
	(in millions)
Raw materials	$1,293	$1,278
Work-in-process	576	601
Finished goods	4,857	4,573
Total Inventories	$6,726	$6,452